Acquisitions - Unaudited Pro Forma Consolidated Revenues, Net Income (Loss), and Net Income (Loss) Per Share - Diberil (Detail) (Diberil Sociedad Anonima, USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Diberil Sociedad Anonima
Business Acquisition [Line Items]
Revenues	$ 1,099,330	$ 1,152,068
Net loss attributable to Layne Christensen Company	$ (33,155)	$ (52,726)
Basic loss per share attributable to Layne Christensen Company	$ (1.70)	$ (2.71)
Diluted loss per share attributable to Layne Christensen Company	$ (1.70)	$ (2.71)